Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK MUNICIPAL SERIES TRUST
BlackRock Strategic Municipal Opportunities Fund
(the “Fund”)
Supplement dated September 30, 2021 to the Fund’s
Summary Prospectuses and Prospectuses, each dated September 28, 2021
Effective October 1, 2021, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses:
The section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Strategic Municipal Opportunities Fund — Performance Information” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Strategic Municipal Opportunities Fund — Performance Information” are supplemented as follows:
The Fund has changed the benchmarks against which it measures its performance from the S&P
®
Municipal Bond Index and a customized weighted index comprised of the returns of 65% S&P
®
Municipal Bond Investment Grade Index/30% S&P
®
Municipal Bond High Yield Index/5% Bloomberg Taxable Municipal: U.S. Aggregate Eligible Index to the Bloomberg Municipal Bond Index and a customized weighted index comprised of 72% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/23% Municipal Bond: High Yield
(non-Investment
Grade) Total Return Index/5% Bloomberg Municipal Index Taxable Bonds Total Return Index Value (the “Customized Reference Benchmark”). Fund management believes the Bloomberg Municipal Bond Index and the Customized Reference Benchmark more accurately reflect the investment strategy of the Fund. The Bloomberg Municipal Bond Index is a benchmark that is designed to track the U.S. long term tax-exempt
bond market, including state and local general obligation bonds, revenue bonds
,
pre-refunded
bonds, and insured bonds. The Customized Reference Benchmark is a broad market value-weighted index, that is structured so that 72% of the market value measures the performance of the tax-exempt
investment grade U.S. municipal bond market, 23% of the market value is either not rated or rated below investment grade and 5% of the market value is taxable.
For the
one-,
five- and
ten-year
periods ended December 31, 2020, the average annual total returns for the Bloomberg Municipal Bond Index were 5.21%, 3.91% and 4.63%, respectively. For the one-year
period ended December 31, 2020, the average annual total return for the Customized Reference Benchmark was
5.48
%.

BlackRock Strategic Municipal Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK MUNICIPAL SERIES TRUST
BlackRock Strategic Municipal Opportunities Fund
(the “Fund”)
Supplement dated September 30, 2021 to the Fund’s
Summary Prospectuses and Prospectuses, each dated September 28, 2021
Effective October 1, 2021, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses:
The section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Strategic Municipal Opportunities Fund — Performance Information” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Strategic Municipal Opportunities Fund — Performance Information” are supplemented as follows:
The Fund has changed the benchmarks against which it measures its performance from the S&P
®
Municipal Bond Index and a customized weighted index comprised of the returns of 65% S&P
®
Municipal Bond Investment Grade Index/30% S&P
®
Municipal Bond High Yield Index/5% Bloomberg Taxable Municipal: U.S. Aggregate Eligible Index to the Bloomberg Municipal Bond Index and a customized weighted index comprised of 72% Bloomberg Municipal Bond Index Total Return Index Value Unhedged/23% Municipal Bond: High Yield
(non-Investment
Grade) Total Return Index/5% Bloomberg Municipal Index Taxable Bonds Total Return Index Value (the “Customized Reference Benchmark”). Fund management believes the Bloomberg Municipal Bond Index and the Customized Reference Benchmark more accurately reflect the investment strategy of the Fund. The Bloomberg Municipal Bond Index is a benchmark that is designed to track the U.S. long term tax-exempt
bond market, including state and local general obligation bonds, revenue bonds
,
pre-refunded
bonds, and insured bonds. The Customized Reference Benchmark is a broad market value-weighted index, that is structured so that 72% of the market value measures the performance of the tax-exempt
investment grade U.S. municipal bond market, 23% of the market value is either not rated or rated below investment grade and 5% of the market value is taxable.
For the
one-,
five- and
ten-year
periods ended December 31, 2020, the average annual total returns for the Bloomberg Municipal Bond Index were 5.21%, 3.91% and 4.63%, respectively. For the one-year
period ended December 31, 2020, the average annual total return for the Customized Reference Benchmark was
5.48
%.